Consolidated Statements of Comprehensive income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive income [Abstract]
Sales	$ 1,319,466,033	$ 1,532,448,539	$ 1,037,665,386
Cost of sales	1,217,524,773	1,229,266,360	1,158,148,223
Gross profit (loss)	101,941,260	303,182,179	(120,482,837)
Operating expenses (income):
Research and development	191,473,241	191,046,463	176,420,148
General and administrative	57,434,832	41,387,122	215,844,944
Selling and marketing	32,558,510	29,087,197	26,208,722
Impairment loss of long-lived assets	17,691,318	5,137,925	126,634,897
Loss from sale of plant and equipment and other fixed assets	508,378	96,901	3,890,656
Litigation settlement	0	0	269,637,431
Other operating income	(7,009,241)	(16,493,049)	0
Total operating expenses, net	292,657,038	250,262,559	818,636,798
Income (loss) from operations	(190,715,778)	52,919,620	(939,119,635)
Other income (expense):
Interest income	4,724,375	4,086,406	2,546,974
Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Change in the fair value of commitment to issue shares and warrants	0	(29,815,453)	(30,100,793)
Foreign currency exchange gain	17,588,644	5,101,293	7,290,542
Others, net	6,709,092	6,534,070	(4,549,233)
Total other income (expense), net	8,439,385	(36,656,740)	(49,399,199)
Income (loss) from continuing operations before income tax and equity investment	(182,276,393)	16,262,880	(988,518,834)
Income tax benefit (expense)	(82,502,706)	4,818,497	46,624,242
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Income (loss) from continuing operations	(260,300,553)	21,366,207	(943,676,734)
Income (loss) from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
Net income (loss)	(245,559,453)	14,010,646	(962,477,542)
Accretion of interest to noncontrolling interest	(1,319,761)	(1,050,000)	(1,059,663)
Loss Attributable to Noncontrolling Interest	63,177	139,751	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	0	0
Net income (Loss) attributable to holders of ordinary shares	(311,786,132)	13,100,397	(963,537,205)
Net income (loss)	(245,559,453)	14,010,646	(962,477,542)
Other comprehensive income (loss):
Foreign currency translation adjustment	4,937,787	(706,128)	52,960
Comprehensive income (loss)	(240,621,666)	13,304,518	(962,424,582)
Comprehensive income (loss) attributable to noncontrolling interest	(1,256,584)	(910,249)	(1,059,663)
Comprehensive income (loss) attributable to Semiconductor Manufacturing International Corportion	$ (241,878,250)	$ 12,394,269	$ (963,484,245)
Earnings (loss) per ordinary share, basic	$ (0.01)	$ 0.00	$ (0.04)
Earnings (loss) per ordinary share, diluted	$ (0.01)	$ 0.00	$ (0.04)
Shares used in calculating basic earnings (loss) per ordinary share	27,435,853,922	24,258,437,559	22,359,237,084
Shares used in calculating diluted earnings (loss) per ordinary share	27,435,853,922	25,416,597,405	22,359,237,084